RIGHT-OF-USE ASSETS AND LEASES LIABILITIES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
RIGHT-OF-USE ASSETS AND LEASES LIABILITIES

23. RIGHT-OF-USE ASSETS AND LEASES LIABILITIES

(a) Amounts recognized in the consolidated statement of financial position

The carrying amounts of right-of-use assets for lease are as below:

Net book amount at January 1, 2022	RMB 44,288,000
Net book amount at December 31, 2022	RMB 469,000

Net book amount at January 1, 2023	RMB 469,000
Net book amount at December 31, 2023	RMB nil

As of December 31, 2022, total net book amount of right-of-use assets of discontinued operations amounts was RMB 30,937,000.

During the year ended December 31, 2022, Hengdali subleased all its land and buildings. The cost, accumulated depreciation and impairment of land and buildings were reclassified to investment property. The net effect on the consolidated balance sheet was nil.

The lease liabilities for continuing operations are as below:

	As of December 31,
	2023	2022
	RMB’000	RMB’000
Lease liabilities - current	—	328
Lease liabilities – noncurrent	—	157
	—	485

As of December 31, 2022, total lease liabilities of discontinued operations was RMB 33,325,000 (Note 30).

Contractual undiscounted cash flows for the leases:

As of December 31, 2023
Within one year	One to five years	Total contractual undiscounted cash flow
RMB’000	RMB’000	RMB’000
—	—	—

(b) Amounts recognized in the consolidated income statement

The consolidated income statement shows the following amounts from continuing operations relating to leases:

Year ended
December 31, 2023
Amortization charge of right-of-use assets	—
Interest expense	—

Year ended
December 31, 2022
Amortization charge of right-of-use assets	484
Interest expense	25

Year ended
December 31, 2021
Amortization charge of right-of-use assets	1,266
Interest expense	51

The consolidated income statement shows the following amounts from discontinued operations relating to leases:

Year ended
December 31, 2023
Amortization charge of right-of-use assets	4,267
Interest expense	293

Year ended
December 31, 2022
Amortization charge of right-of-use assets	12,801
Interest expense	1,479

Year ended
December 31, 2021
Amortization charge of right-of-use assets	12,801
Interest expense	2,115

The total cash outflow in financing activities for leases during the years ended December 31, 2023, 2022 and 2021 was RMB nil, RMB 358,000 and RMB 1,144,000, respectively.

The total cash outflow in financing activities from discontinued operations for leases during the years ended December 31, 2023, 2022 and 2021 was RMB 14,303,000, RMB 14,303,000 and RMB 14,303,000, respectively.